ORGANIZATION AND BASIS OF PRESENTATION	6 Months Ended
Aug. 31, 2013
Notes to Financial Statements
Note 1 - ORGANIZATION AND BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of Hipcricket, Inc. (“Hipcricket,” the “Company,” “we,” or “us”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited financial statements and notes thereto contained in our Annual Report on Form 10-K filed with the SEC on May 24, 2013.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the fiscal year ended February 28, 2013 included in our Annual Report on Form 10-K have been omitted.

Description of Business

On August 23, 2013, we changed our company name from Augme Technologies, Inc. to Hipcricket, Inc. Hipcricket®, Augme®, Augme Technologies™, AD LIFE® (“AD LIFE”), AD SERVE®, A+®, Boombox® and the Company logos are trademarks of Hipcricket, Inc.

We provide a customer engagement platform that empowers brands, agencies and media properties to engage customers, drive loyalty and increase sales via mobile. Our proprietary AD LIFE mobile marketing technology platform (the “Platform”) allows marketers, brands, and agencies to plan, create, test, deploy, and track mobile marketing programs across every mobile channel. Through the use of Consumer Response Tags such as 2D codes, UPC codes, short message service (“SMS”), and image recognition, our Platform facilitates consumer brand interaction and the ability to track and analyze campaign results. Using our own patented device-detection and proprietary mobile content adaptation software, AD LIFE solves the mobile marketing industry problem of disparate operating systems, device types, and on-screen mobile content rendering. We also provide business-to-consumer utilities including national mobile couponing solutions, strategic mobile healthcare tools, custom mobile application development and consumer data tracking and analytics. Our products serve advertisers and ad agencies in many vertical markets, including automotive, retail, consumer products, food and beverage, media and broadcast, pharmaceutical and restaurant brands.

The mobile marketing and advertising landscape, while in its early stages, is highly competitive. Many of the landscape’s significant players are focused on delivering point solutions targeting a specific segment of the mobile marketing and/or advertising landscape.  We differ from the competition by offering complete, end-to-end mobile advertising and marketing solutions delivered through our AD LIFE Platform.

Our advanced, comprehensive, and fully integrated Platform drives revenue primarily through license fees, marketing campaign fees, and fees associated with certain add-on promotional applications in the Platform. Additional revenue is generated by platform administration and professional service fees related to the mobilization of client content and implementation of marketing campaigns through the Platform.

Our portfolio of patents covers technical processes and methods that are believed to be a foundational component of behavioral targeting — the automatic provision of customized content to individuals based on information such as past web activity, personal preferences, geography, or demographic data. We own 19 U.S. patents, and on a selected basis we are pursuing additional patents that generally relate to targeting, analytics, advanced mobile marketing, customized content delivery, and mobile and networked marketing technology.

We operate under one reportable segment and are headquartered in Kirkland, Washington. Additionally, we maintain a presence in New York, Atlanta, Miami, Dallas, Chicago, San Francisco and Los Angeles.

Liquidity

As of August 31, 2013 and February 28, 2013, we had accumulated deficits of $120.8 million and $111.4 million, respectively. We are subject to the risks and challenges associated with companies at a similar stage of development including dependence on key individuals, successful development and marketing of our products and services, integration of recent business combinations, competition from alternative products and services and larger companies with greater financial, technical management and marketing resources. Further, we may require additional financing to execute our key business strategies and fund operations. Those funds may not be readily available or may not be on terms that are favorable to us. Certain financing terms could be dilutive to existing shareholders or could result in significant interest or other costs, or require us to license or relinquish certain intellectual property rights.

We operate in the mobile marketing industry and, accordingly, can be affected by a variety of factors. For example, we believe that any of the following factors could have a significant negative effect on our future financial position, results of operations and cash flows: unanticipated fluctuations in quarterly operating results, adverse changes in our relationship with significant customers or failure to secure contracts with other customers, intense competition, failure to attract and retain key personnel, failure to protect  intellectual property, decrease in the migration trends from traditional advertising methods to digital and mobile media and the inability to manage growth.

In September 2012, we adopted a restructuring plan which includes reducing the number of employees, slowing the pace of investments in our intellectual property (“IP”) portfolio and minimizing variable expenses. We are restructuring overall corporate overhead expenses in order to focus our business around our mobile marketing and advertising technology and services. We have implemented measures specifically designed to reduce our cash used in operations. Consistent with this plan, we have settled a majority of our patent litigation cases, while protecting the value of our IP assets, to reduce our ongoing legal costs, downsized our Tucson division which was primarily involved with development and monetization of our IP, streamlined personnel and variable costs, and solidified the management team by appointing new personnel with extensive experience in the mobile marketing and advertising space to lead our sales and engineering teams. We intend to continue to minimize cash spend and identify additional cost savings opportunities while carefully investing our resources and protecting our strategic assets to strengthen our position in the mobile marketing and mobile advertising industry.

During the quarter ended May 31, 2013, we secured an accounts receivable credit facility from Silicon Valley Bank (“SVB”) to help fund our working capital needs. The revolving loan facility has a two-year term and allows us to borrow up to $5.0 million based upon a formula equal to 90% of eligible accounts receivable, decreasing to 80% of eligible accounts receivable after January 31, 2014. The facility is secured by substantially all of our assets other than our intellectual property. Amounts drawn under the facility accrue annual interest at the prime rate plus 0.75% during a Streamline Period, as defined in the loan and security agreement, and at the prime rate plus 1.25% when a Streamline Period is not in effect. We are required to deliver periodic reports to SVB regarding our ability to meet certain financial and other covenants contained in the loan agreement. In late July we delivered the report to SVB indicating that as of June 30, 2013, we had breached our minimum tangible net worth covenant and began discussions of a forbearance agreement with SVB. We are in negotiations with SVB to obtain a waiver of the covenant default. The terms of such waiver may include modification of certain loan terms, including expanding the collateral on the facility to include our intellectual property. As of the August 31, 2013, we had drawn $1.7 million from this line of credit and had approximately $1.7 million available based on our outstanding accounts receivable as of that date. See Note 9 below for additional information about the credit facility.

On October 4, 2013, we closed a $9.6 million financing transaction with 13 investors, each of which is an “accredited investor” within the meaning of the Securities Act of 1933 (the “Securities Act”). The investors purchased units of our securities at $0.40 per unit. Each unit consisted of one share of our common stock and a warrant to purchase 0.3 shares of our common stock. An aggregate of 23,875,000 shares of our common stock and warrants to purchase up to 7,162,500 shares of our common stock were purchased in the financing. The warrants have a five year term and an exercise price of $0.60 per share. In connection with the financing, we also entered into a registration rights agreement with each investor pursuant to which we will file, and cause to become effective with the SEC, a registration statement covering the resale of all of the shares of common stock and shares of common stock underlying the warrants sold in the financing.

In the future, we may need to raise additional cash through equity or debt financings, and/or sell all or part of our patent portfolio, while retaining the rights to use the patents in our technology. There is no certainty that we will have the ability to raise additional funds through debt or equity financings under terms acceptable to us or that we will have the ability to sell all or part of the patent portfolio. If sources of capital are unavailable, or are available only on a limited basis or under unacceptable terms, then we could be required to substantially reduce or discontinue our investments in new customers and new products; reduce selling, marketing, general and administrative costs related to our continuing operations; or limit the scope of our continuing operations. Due to the nature of our operations and financial commitments we may not have the discretion to reduce operations in an orderly manner to a more sustainable level without impacting future operations.

As of the filing of our Annual Report on Form 10-K for the fiscal year ended February 28, 2013, we no longer met the minimum $75 million public float requirement for use of Form S-3 registration for primary sales of our common stock and therefore are limited in our ability to issue the remaining $41.4 million remaining on our existing Form S-3 and/or to file new shelf registration statements on Form S-3. Until such time as we satisfy the $75 million public float and other requirements for use of Form S-3 registration, we will be required to use a registration statement on Form S-1 to register securities with the SEC, including to register the resale of the common shares issued in our October 2013 financing, or issue such securities in a private placement, which could increase the cost of raising capital.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts reported in the financial statements. We regularly evaluate estimates and judgments based on historical experience and other relevant facts and circumstances. Actual results could differ from those estimates. Significant estimates relate to fair value of assets acquired and liabilities assumed in business combinations, acquisition related contingent consideration, allowances for tax assets, the use of the Black-Scholes pricing model for valuing stock option and common stock warrant issuances, estimates of future cash flows used to evaluate impairment of long-lived assets, revenues earned from percentage of completion contracts and the period in which revenues should be recorded.

Reclassifications

Certain reclassifications have been made to prior periods to conform to current reporting. The presentation of our Consolidated Statements of Operations has been adjusted for the reclassification of operating expenses to be presented in the following categories: sales and marketing, technology and development, general and administrative and depreciation and amortization.  The operating expenses for the three and six months ended August 31, 2012 have been reclassified accordingly.

Summary of Significant Accounting Policies

The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the SEC. The same accounting policies are followed for preparing the quarterly and annual financial information unless otherwise disclosed.